Income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Income and expenses
Sales by geographical area

	2022	2021	2020
	US$'000	US$'000	US$'000
Spain	282,387	251,528	133,370
Germany	442,331	292,774	191,107
Italy	111,887	76,721	42,067
France	148,741	130,811	79,491
Other EU Countries	162,374	176,046	88,443
USA	966,161	515,095	404,633
Rest of World	484,035	335,933	205,323
Total	2,597,916	1,778,908	1,144,434

Schedule of raw materials and energy consumption for production

	2022	2021	2020
	US$'000	US$'000	US$'000
Purchases of raw materials, supplies and goods	793,014	581,991	366,532
Variation in stocks of finished goods, raw materials, supplies and goods	(163,430)	(74,361)	61,827
Others	625,637	676,171	405,188
Write-down of raw materials	12,342	—	—
Write-down of finished goods	17,523	1,095	1,939
Total	1,285,086	1,184,896	835,486

Schedule of other operating income

	2022	2021	2020
	US$'000	US$'000	US$'000
Energy	(53,802)	—	—
C02	(88,952)	(103,044)	(25,702)
Others	(4,602)	(7,041)	(7,925)
Total	(147,356)	(110,085)	(33,627)

Schedule of average monthly number of employees

	2022	2021	2020
Directors	9	8	6
Senior Managers	288	289	291
Employees	3,173	2,997	3,020
Total	3,470	3,294	3,317

Schedule of staff costs

	2022	2021	2020
	US$'000	US$'000	US$'000
Wages, salaries and similar expenses	232,880	214,374	161,957
Pension plan contributions	7,977	7,571	3,641
Employee benefit costs	73,953	58,972	49,184
Total	314,810	280,917	214,782

Schedule of Plan awards

Number of awards
Outstanding as of December 31, 2020	3,411,974
Granted during the period	1,307,934
Exercised during the period	(309,462)
Expired/forfeited during the period	(51,010)
Outstanding as of December 31, 2021	4,359,436
Granted during the period	848,710
Exercised during the period	(208,076)
Expired/forfeited during the period	(1,198,364)
Outstanding as of December 31, 2022	3,801,706

Exercisable as of December 31, 2022	344,385

Schedule of share based payment arrangements

				Fair Value at
Grant Date	Performance Period	Expiration Date	Exercise Price	Grant Date	2022	2021
September 22, 2022	December 31, 2024	September 9, 2032	nil	8.53	848,710	—
September 9, 2021	December 31, 2021	September 9, 2031	nil	$8.83	1,255,824	1,307,934
December 16, 2020	December 31, 2020	December 16, 2030	nil	$1.23	1,352,788	1,411,271
March 13, 2019	December 31, 2021	March 13, 2029	nil	$2.69	136,682	1,184,441
June 14, 2018	N/A	June 13, 2028	nil	$9.34	44,650	70,774
March 21, 2018	December 31, 2020	March 20, 2028	nil	$22.56	52,819	136,434
June 20, 2017	December 31, 2019	June 20, 2027	nil	$15.90	—	—
June 1, 2017	N/A	June 1, 2027	nil	$10.96	—	834
June 1, 2017	December 31, 2019	June 1, 2027	nil	$16.77	77,712	168,469
November 24, 2016	December 31, 2018	November 24, 2026	nil	$16.66	32,521	79,279
					3,801,706	4,359,436

Schedule of performance condition of share options granted
Vesting Conditions
40% based cumulative earnings before interest and tax (EBIT)
40% based on cumulative operational cash flow
20% based on total shareholder return (TSR) relative to a comparator group

Schedule of assumptions used to estimate the fair value of Ferroglobe stock option

	Grant date
	September 22, 2022	September 9, 2021
Fair value at grant date	$8.53	$8.83
Grant date share price	$5.76	$8.57
Exercise price	Nil	0.01
Expected volatility	94.28%	104.75%
Option life	3.00 years	2.31 years
Dividend yield	—	—
Risk-free interest rate	4.12%	0.28%
Remaining performance period at grant date (years)	3.00	2.31
Company TSR at grant date	(27.2)%	NA
Median comparator group TSR at grant date	10.5	NA

Schedule of options outstanding

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term in	Intrinsic
	Options	Price	Years	Value
Outstanding as of December 31, 2020	26,268	$16.70	0.16	$—
Expired/forfeited during the period
Outstanding as of December 31, 2021	26,268	$16.70	0.16	$—
Expired/forfeited during the period		—
Outstanding as of December 31, 2022	26,268	$16.70	0.16	$—

Exercisable as of December 31, 2022	26,268	$16.70	0.16	$—

Schedule of depreciation and amortization charges, operating allowances and write-downs

	2022	2021	2020
	US$'000	US$'000	US$'000
Amortization of intangible assets (Note 8)	725	7,241	7,183
Depreciation of property, plant and equipment (Note 9)	80,834	90,087	101,006
Total	81,559	97,328	108,189

Schedule of finance income

	2022	2021	2020
	US$'000	US$'000	US$'000
Finance income of related parties (Note 24)	—	—	16
Other finance income	2,274	253	161
Total	2,274	253	177

Schedule of finance costs

	2022	2021	2020
	US$'000	US$'000	US$'000
Interest on debt instruments	40,913	42,579	34,989
Interest on loans and credit facilities	9,482	12,584	8,404
Interest on note and bill discounting	125	88	363
Interest on leases	1,587	1,100	1,358
Trade receivables securitization expense (Note 10)	26	399	15,044
Other finance costs	8,882	92,439	6,810
Total	61,015	149,189	66,968

Schedule of changes in impairment losses

	2022	2021	2020
	US$'000	US$'000	US$'000
Impairment of intangible assets (Note 8)	—	(1,153)	—
Impairment of property, plant and equipment (Note 9)	(56,999)	1,663	(71,929)
Impairment of non-current financial assets	—	(373)	—
Impairment of other	—	—	(1,415)
Impairment reversal/(losses)	(56,999)	137	(73,344)

Other (loss) / profit	349	758	158
Net (loss) gain due to changes in the value of assets	349	758	158

Schedule of (loss) gain on disposal of non-current assets

	2022	2021	2020
	US$'000	US$'000	US$'000
Gain on disposal of intangible assets	—	—	1,692
Loss on disposal of intangible assets	(190)	—	—
Gain on disposal of property, plant and equipment	485	2,462	473
Loss on disposal of property, plant and equipment	(754)	(1,123)	(873)
Gain on disposal of other non-current assets	—	47	—
Total	(459)	1,386	1,292

Schedule of contractual assets and liabilities

	2022	2021	2020
	US$'000	US$'000	US$'000
Contractual Liabilities	775	5,047	1,687
Total	6,708	10,832	6,839